THE ADVISORS' INNER CIRCLE FUND III

                       KNIGHTS OF COLUMBUS CORE BOND FUND
                 KNIGHTS OF COLUMBUS LIMITED DURATION BOND FUND
                   KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND
                    KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND
                   KNIGHTS OF COLUMBUS SMALL CAP EQUITY FUND
                 KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND
                                 (THE "FUNDS")

                         SUPPLEMENT DATED JUNE 29, 2016
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2016
                               (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, the paragraph under the section entitled "Information about Portfolio Holdings" on page 38 of the Prospectus is hereby deleted and replaced with the following:

     A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the SAI. The Funds generally publish a complete list of their portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Funds' investments as of the end of January would ordinarily be published at the end of February. Each Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at www.kofcassetadvisors.org. The Adviser may exclude any portion of a Fund's portfolio holdings from publication when deemed in the best interest of the Fund. The portfolio holdings information placed on the Funds' website generally will remain there until replaced by new postings as described above.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 KOC-SK-002-0100

                      THE ADVISORS' INNER CIRCLE FUND III

                       KNIGHTS OF COLUMBUS CORE BOND FUND
                 KNIGHTS OF COLUMBUS LIMITED DURATION BOND FUND
                   KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND
                    KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND
                   KNIGHTS OF COLUMBUS SMALL CAP EQUITY FUND
                 KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND
                                 (THE "FUNDS")

                         SUPPLEMENT DATED JUNE 29, 2016
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2016
                                  (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective immediately, the first paragraph on page S-64 of the SAI is hereby deleted and replaced with the following:

     In addition, the Funds generally publish a complete list of their portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Funds' investments as of the end of January would ordinarily be published at the end of February. Each Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at www.kofcassetadvisors.org. The Adviser may exclude any portion of a Fund's portfolio holdings from publication when deemed in the best interest of the Fund. The portfolio holdings information placed on the Funds' website generally will remain there until replaced by new postings as described above.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 KOC-SK-001-0100